UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2015 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Banks--1.2%
Wells Fargo & Co.	119,300	6,126,055
Capital Goods--1.2%
United Technologies	66,300	5,900,037
Consumer Durables & Apparel--3.4%
Christian Dior	55,100	10,315,741
Hermes International	3,177	1,156,668
NIKE, Cl. B	42,070	5,173,348
		16,645,757
Consumer Services--1.4%
McDonald's	68,400	6,739,452
Diversified Financials--10.2%
American Express	105,600	7,828,128
BlackRock	30,400	9,043,088
Franklin Resources	145,800	5,432,508
Intercontinental Exchange	16,500	3,877,335
JPMorgan Chase & Co.	217,600	13,267,072
State Street	79,900	5,370,079
Visa, Cl. A	85,900	5,983,794
		50,802,004
Energy--11.0%
Chevron	172,200	13,583,136
ConocoPhillips	159,600	7,654,416
EOG Resources	34,400	2,504,320
Exxon Mobil	286,564	21,306,033
Occidental Petroleum	146,300	9,677,745
		54,725,650
Food & Staples Retailing--2.3%
Walgreens Boots Alliance	103,000	8,559,300
Whole Foods Market	88,200	2,791,530
		11,350,830
Food, Beverage & Tobacco--20.3%
Altria Group	283,700	15,433,280
Anheuser-Busch InBev, ADR	35,000	3,721,200
Coca-Cola	436,300	17,504,356
Diageo, ADR	24,900	2,683,971
Nestle, ADR	201,600	15,168,384
PepsiCo	117,600	11,089,680
Philip Morris International	371,500	29,471,095
SABMiller	100,000	5,666,627
		100,738,593
Health Care Equipment & Services--1.5%
Abbott Laboratories	190,100	7,645,822
Household & Personal Products--4.3%
Estee Lauder, Cl. A	128,400	10,359,312
Procter & Gamble	153,900	11,071,566
		21,430,878
Insurance--2.2%
ACE	105,300	10,888,020
Materials--1.9%
Air Products & Chemicals	5,000	637,900
Praxair	87,000	8,861,820
		9,499,720
Media--4.8%
McGraw-Hill Financial	54,000	4,671,000
Twenty-First Century Fox, Cl. A	277,136	7,477,129
Walt Disney	115,200	11,773,440

			23,921,569
Pharmaceuticals, Biotech & Life Sciences--10.9%
AbbVie	190,100		10,343,341
Celgene	32,000	a	3,461,440
Gilead Sciences	57,000		5,596,830
Novartis, ADR	83,300		7,656,936
Novo Nordisk, ADR	275,500		14,943,120
Roche Holding, ADR	363,500		11,977,325
			53,978,992
Retailing--.7%
Target	45,500		3,579,030
Semiconductors & Semiconductor Equipment--3.5%
ASML Holding	56,000		4,926,880
Texas Instruments	214,000		10,597,280
Xilinx	44,500		1,886,800
			17,410,960
Software & Services--7.3%
Automatic Data Processing	32,690		2,626,968
Facebook, Cl. A	74,600	a	6,706,540
Google, Cl. C	8,030	a	4,885,613
International Business Machines	57,150		8,285,036
Microsoft	106,610		4,718,559
Oracle	178,100		6,432,972
VeriSign	35,000	a,b	2,469,600
			36,125,288
Technology Hardware & Equipment--6.7%
Apple	259,150		28,584,245
QUALCOMM	82,100		4,411,233
			32,995,478
Telecommunication Services--1.9%
Comcast, Cl. A	167,900		9,550,152
Transportation--2.7%
Canadian Pacific Railway	49,000		7,034,930
Union Pacific	73,400		6,489,294
			13,524,224
Total Common Stocks
(cost $279,587,391)			493,578,511

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,414,346)	1,414,346	[c]	1,414,346
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,416,838)	2,416,838	[c]	2,416,838
Total Investments (cost $283,418,575)	100.2%		497,409,695
Liabilities, Less Cash and Receivables	(.2%)		(753,467)
Net Assets	100.0%		496,656,228

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $2,444,904 and the value of the collateral held by the fund was $2,416,838.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $213,991,120 of which $219,923,173 related to appreciated investment securities and $5,932,053 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.3
Energy	11.0
Pharmaceuticals, Biotech & Life Sciences	10.9
Diversified Financials	10.2
Software & Services	7.3
Technology Hardware & Equipment	6.7
Media	4.8
Household & Personal Products	4.3
Semiconductors & Semiconductor Equipment	3.5
Consumer Durables & Apparel	3.4
Transportation	2.7
Food & Staples Retailing	2.3
Insurance	2.2
Materials	1.9
Telecommunication Services	1.9
Health Care Equipment & Services	1.5
Consumer Services	1.4
Banks	1.2
Capital Goods	1.2
Money Market Investments	.8
Retailing	.7
100.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	408,326,729	-		-	408,326,729
Equity Securities - Foreign Common Stocks+	68,112,746	17,139,036	++	-	85,251,782
Mutual Funds	3,831,184	-		-	3,831,184

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.0%
Delphi Automotive	4,759		361,874
Tesla Motors	1,666	a,b	413,834
			775,708
Banks--5.9%
Citigroup	29,454		1,461,213
JPMorgan Chase & Co.	31,992		1,950,552
PNC Financial Services Group	3,430		305,956
Regions Financial	25,103		226,178
Wells Fargo & Co.	16,423		843,321
			4,787,220
Capital Goods--6.5%
Danaher	7,475		636,945
Honeywell International	15,358		1,454,249
Northrop Grumman	1,410		233,990
Owens Corning	7,310		306,362
Raytheon	11,063		1,208,743
United Technologies	16,245		1,445,643
			5,285,932
Consumer Durables & Apparel--2.5%
Hanesbrands	19,078	a	552,117
lululemon athletica	5,554	a,b	281,310
NIKE, Cl. B	6,888		847,017
Under Armour, Cl. A	3,438	b	332,730
			2,013,174
Consumer Services--1.8%
Carnival	14,138		702,659
McDonald's	7,527		741,635
			1,444,294
Diversified Financials--6.0%
Ameriprise Financial	3,321		362,421
BlackRock	1,464		435,496
Capital One Financial	10,812		784,086
Charles Schwab	16,014		457,360
Goldman Sachs Group	2,263		393,219
Intercontinental Exchange	2,563		602,279
Morgan Stanley	25,085		790,178
TD Ameritrade Holding	7,609		242,271
Voya Financial	19,551		757,992
			4,825,302
Energy--6.6%
Anadarko Petroleum	2,856		172,474
EOG Resources	16,676		1,214,013
Occidental Petroleum	28,721		1,899,894
Phillips 66	11,178		858,918
Schlumberger	17,907		1,235,046

			5,380,345
Exchange-Traded Funds--.3%
iShares Russell 1000 Value ETF	2,964		276,482
Food & Staples Retailing--1.9%
CVS Health	16,189		1,561,915
Food, Beverage & Tobacco--8.1%
Archer-Daniels-Midland	9,354		387,723
ConAgra Foods	24,207		980,626
Kellogg	8,842		588,435
Molson Coors Brewing, Cl. B	10,768		893,959
Mondelez International, Cl. A	25,838		1,081,837
PepsiCo	24,576		2,317,517
Philip Morris International	3,490		276,862
			6,526,959
Health Care Equipment & Services--4.5%
Boston Scientific	25,881	b	424,707
Cardinal Health	12,633		970,467
Cerner	6,989	a,b	419,061
Medtronic	7,887		527,956
UnitedHealth Group	11,525		1,337,015
			3,679,206
Household & Personal Products--.8%
Estee Lauder, Cl. A	7,973		643,262
Insurance--4.5%
ACE	4,839		500,353
American International Group	17,330		984,691
FNF Group	8,171		289,825
Hartford Financial Services Group	11,130		509,531
Marsh & McLennan	9,986		521,469
Prudential Financial	11,514		877,482
			3,683,351
Materials--3.9%
CF Industries Holdings	6,550		294,095
Dow Chemical	14,325		607,380
Martin Marietta Materials	4,966		754,584
Mosaic	6,082		189,211
Packaging Corporation of America	5,059		304,349
Potash Corp of Saskatchewan	8,536		175,415
Vulcan Materials	8,959		799,143
			3,124,177
Media--4.9%
AMC Networks, Cl. A	5,320	b	389,264
CBS, Cl. B	9,424		376,018
Cinemark Holdings	11,575		376,072
Comcast, Cl. A	13,755		782,384
Interpublic Group of Companies	52,551		1,005,301
Omnicom Group	7,729	a	509,341
Twenty-First Century Fox, Cl. A	7,139		192,610
Viacom, Cl. B	7,489		323,150
			3,954,140
Pharmaceuticals, Biotech & Life Sciences--9.2%
AbbVie	17,074		928,996

Alexion Pharmaceuticals	3,031	b	474,018
Allergan	2,358	b	640,928
Biogen	2,651	b	773,588
Bristol-Myers Squibb	15,267		903,806
Eli Lilly & Co.	5,028		420,793
Illumina	2,422	b	425,836
Merck & Co.	14,498		716,056
Pfizer	40,162		1,261,488
Regeneron Pharmaceuticals	997	b	463,745
Vertex Pharmaceuticals	4,337	b	451,655
			7,460,909
Real Estate--.6%
Communications Sales & Leasing	27,666		495,221
Retailing--4.7%
Amazon.com	2,347	b	1,201,406
Dollar Tree	7,461	b	497,350
Home Depot	6,577		759,578
Priceline Group	640	b	791,590
Ulta Salon Cosmetics & Fragrance	3,363	b	549,346
			3,799,270
Semiconductors & Semiconductor Equipment--2.3%
Applied Materials	27,147		398,789
Avago Technologies	3,663		457,912
Microchip Technology	9,690	a	417,542
Texas Instruments	11,142		551,752
			1,825,995
Software & Services--12.7%
Accenture, Cl. A	3,325		326,715
Adobe Systems	6,190	b	508,942
Akamai Technologies	7,279	b	502,688
Citrix Systems	4,481	b	310,444
Cognizant Technology Solutions,
Cl. A	8,349	b	522,731
Facebook, Cl. A	15,356	b	1,380,504
Fortinet	6,361	b	270,215
Google, Cl. A	1,490	b	951,171
Google, Cl. C	1,640	b	997,809
Intuit	5,279		468,511
LinkedIn, Cl. A	1,934	b	367,711
Oracle	42,450		1,533,294
salesforce.com	8,799	b	610,915
Splunk	4,602	b	254,721
Visa, Cl. A	17,852		1,243,570
			10,249,941
Technology Hardware & Equipment--6.3%
Apple	28,930		3,190,979
Cisco Systems	64,356		1,689,345
Hewlett-Packard	9,403		240,811
			5,121,135
Telecommunication Services--3.3%
AT&T	44,257		1,441,893
Verizon Communications	28,629		1,245,648

			2,687,541
Transportation--1.2%
Delta Air Lines	9,360		419,983
FedEx	3,799		546,980
			966,963
Utilities--.2%
NRG Yield, Cl. C	16,892	a	196,116
Total Common Stocks
(cost $71,014,058)			80,764,558

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $270,453)	270,453	[c]	270,453
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $523,480)	523,480	[c]	523,480
Total Investments (cost $71,807,991)	100.7%		81,558,491
Liabilities, Less Cash and Receivables	(.7%)		(561,571)
Net Assets	100.0%		80,996,920

ETF--Exchange-Traded Fund

a Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $2,571,087 and the value of the collateral held by the fund was $2,576,879, consisting of cash collateral of $523,480 and U.S. Government &
Agency securities valued at $2,053,399.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $9,750,500 of which $14,416,955 related to appreciated investment securities and $4,666,455 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.7
Pharmaceuticals, Biotech & Life Sciences	9.2
Food, Beverage & Tobacco	8.1
Energy	6.6
Capital Goods	6.5
Technology Hardware & Equipment	6.3
Diversified Financials	6.0
Banks	5.9
Media	4.9
Retailing	4.7
Health Care Equipment & Services	4.5
Insurance	4.5
Materials	3.9

Telecommunication Services	3.3
Consumer Durables & Apparel	2.5
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	1.9
Consumer Services	1.8
Transportation	1.2
Automobiles & Components	1.0
Money Market Investments	1.0
Household & Personal Products	.8
Real Estate	.6
Exchange-Traded Funds	.3
Utilities	.2
100.7

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	79,573,439	-	-	79,573,439
Equity Securities - Foreign Common Stocks+	914,637	-	-	914,637
Exchange-Traded Funds	276,482	-	-	276,482
Mutual Funds	793,933	-	-	793,933

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2015 (Unaudited)

Common Stocks--97.6%	Shares		Value ($)
Australia--.8%
Dexus Property Group	55,435		278,725
Belgium--1.7%
Anheuser-Busch InBev	5,913		628,047
Brazil--.1%
International Meal Company Alimentacao	28,313	a	33,637
China--1.1%
China Biologic Products	4,439	a	398,711
France--5.1%
Air Liquide	5,415		641,673
Sanofi	6,683		636,664
Vivendi	24,179		572,440
			1,850,777
Germany--13.2%
Bayer	4,813		615,145
Brenntag	11,771		633,469
Commerzbank	52,059	a	547,982
Hella KGaA Hueck	9,063		327,493
Infineon Technologies	62,559		703,048
LEG Immobilien	13,083	a	1,078,653
SAP	5,843		378,023
Telefonica Deutschland Holding	92,763		566,141
			4,849,954
Hong Kong--3.0%
AIA Group	118,800		618,537
Man Wah Holdings	500,800		491,906
			1,110,443
India--1.2%
HDFC Bank, ADR	6,941		424,026
Ireland--1.8%
CRH	25,080		662,645
Italy--2.8%
Atlantia	22,491		629,714
Pirelli & C.	24,575		411,260
			1,040,974
Japan--26.7%
Don Quijote Holdings	27,100		1,025,411
FANUC	2,700		416,257
Japan Airlines	21,536		760,271
Japan Tobacco	26,400		821,247
LIXIL Group	15,600		317,274
M3	14,600		291,263
NGK Spark Plug	18,000		413,333
Nomura Holdings	79,200		459,536
Recruit Holdings	15,735		473,320
Sawai Pharmaceutical	5,800		338,762
Skylark	47,600		621,308
SoftBank	13,900		639,545
Stanley Electric	15,900		318,506
Sugi Holdings	14,900		671,324
Suntory Beverage & Food	12,700		488,739

TechnoPro Holdings	14,700		391,144
Tokyo Electron	1,300		61,446
TOPCON	22,300		291,582
Toyota Motor	17,000		999,844
			9,800,112
Mexico--.5%
Grupo Financiero Santander Mexico, Cl. B, ADR	24,415		179,206
Netherlands--4.0%
RELX	37,753		616,380
Wolters Kluwer	27,219		839,219
			1,455,599
Norway--1.0%
DNB	27,283		355,552
Philippines--.5%
Energy Development	1,693,100		200,115
Portugal--.7%
Galp Energia	24,095		237,704
Russia--.5%
TBC Bank, GDR	20,655		190,026
Switzerland--12.6%
Actelion	2,969	a	377,679
Credit Suisse Group	33,535	a	806,775
Nestle	12,984		977,780
Novartis	10,530		969,968
Roche Holding	2,963		783,281
Zurich Insurance Group	2,915	a	717,149
			4,632,632
United Kingdom--20.3%
Associated British Foods	12,046		610,503
Barclays	261,214		965,719
British American Tobacco	12,921		714,098
Centrica	172,309		598,769
Dixons Carphone	59,309		381,674
GlaxoSmithKline	30,233		579,556
Just Eat	82,000	a	510,061
Merlin Entertainments	58,302	b	328,441
Next	4,126		476,196
Prudential	35,352		747,359
Vodafone Group	288,362		911,809
Wolseley	10,431		610,204
			7,434,389
Total Common Stocks
(cost $34,345,703)			35,763,274

Other Investment--3.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,232,030)	1,232,030	[c]	1,232,030

Total Investments (cost $35,577,733)	101.0%		36,995,304
Liabilities, Less Cash and Receivables	(1.0%)		(348,710)
Net Assets	100.0%		36,646,594

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.

b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, this security was valued at $328,441 or .9% of net assets.
c	Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $1,417,571 of which $4,920,539 related to appreciated investment securities and $3,502,968 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Services	20.7
Financial	20.1
Consumer Goods	18.8
Health Care	11.9
Industrial	8.1
Telecommunications	5.8
Basic Materials	5.2
Technology	4.2
Money Market Investment	3.4
Utilities	2.2
Oil & Gas	.6
101.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring:
10/1/2015 a	8,232	12,468	12,453	(15)
10/2/2015 b	146,283	221,252	221,289	37

Euro,
Expiring
10/2/2015 a	237,819	265,534	265,740	206

Swiss Franc,
Expiring
10/2/2015 c	135,516	138,759	139,048	289

Norwegian Krone,
Expiring
10/2/2015 c	91,830	10,764	10,787	23

Sales:		Proceeds ($)

Japanese Yen,
Expiring:
10/2/2015 a	13,234,689	110,362	110,321	41
10/5/2015 b	26,789,173	222,803	223,308	(505)

Gross Unrealized Appreciation				596
Gross Unrealized Depreciation				(520)

Counterparties:
a Royal Bank of Scotland
b Barclays Bank
c UBS

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,191,969	34,571,305 ++	-	35,763,274
Mutual Funds	1,232,030	-	-	1,232,030
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	596	-	596
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(520)	-	(520)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2015 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Australia--2.4%
Australia & New Zealand Banking Group	16,934		324,404
Primary Health Care	110,691		295,187
QBE Insurance Group	43,423		394,226
			1,013,817
Austria--.5%
Erste Group Bank	6,665	a	193,762
Brazil--.3%
Petroleo Brasileiro, ADR	25,963		112,939
China--1.5%
CNOOC	215,000		222,270
FIH Mobile	344,000		158,955
Guangzhou Automobile Group, Cl. H	322,000		262,728
			643,953
Denmark--1.0%
Carlsberg, Cl. B	5,229		402,413
France--9.3%
BNP Paribas	9,216		542,694
Casino Guichard Perrachon	5,145		273,998
Danone	8,052		509,243
Electricite de France	24,798		438,022
Engie	20,268		328,209
Pernod-Ricard	2,512		253,653
Publicis Groupe	4,214		287,903
Sanofi	6,807		648,477
Total	13,175		593,999
			3,876,198
Germany--6.0%
Aixtron	23,153	a	140,120
Deutsche Bank	26,616		715,540
E.ON	14,320		122,850
LANXESS	8,654		404,316
METRO	12,601		347,622
Suedzucker	11,160		202,582
Talanx	11,067		330,993
Wacker Chemie	3,027		229,455
			2,493,478
Hong Kong--4.4%
CITIC	118,000		215,962
COSCO Pacific	369,967		467,879
Esprit Holdings	189,879		142,197
Lifestyle International Holdings	175,500		250,976
Pacific Basin Shipping	315,000		96,090
WH Group	616,500	a,b	307,111
Yue Yuen Industrial Holdings	91,000		338,452
			1,818,667
India--1.7%
Reliance Industries, GDR	14,581	b	379,966
State Bank of India, GDR	8,770		319,817
			699,783
Ireland--.5%
CRH	7,509		198,397
Israel--1.4%

Teva Pharmaceutical Industries, ADR	10,482		591,814
Italy--5.4%
Assicurazioni Generali	37,431		686,545
Azimut Holding	15,657		336,961
Finmeccanica	19,190	a	240,863
Saras	113,313	a	241,455
Telecom Italia	375,997	a	462,295
UniCredit	45,925		286,219
			2,254,338
Japan--20.4%
Aiful	93,500	a	346,003
Asahi Kasei	36,000		254,135
Credit Saison	22,900		416,772
Denso	8,200		347,636
East Japan Railway	5,890		498,436
Ebara	102,000		376,600
Fujitsu	98,000		427,368
Honda Motor	31,900		951,216
KDDI	11,200		250,817
LIXIL Group	14,400		292,869
Mitsubishi UFJ Financial Group	81,800		494,388
Nippon Shokubai	6,200		422,442
Nippon Telegraph & Telephone	8,200		287,982
Nippon Telegraph & Telephone, ADR	2,780		98,162
Nomura Real Estate Holdings	20,800		419,388
Ricoh	31,400		317,529
Shimamura	3,000		323,744
Sumitomo Electric Industries	24,650		316,692
Sumitomo Mitsui Financial Group	19,500		742,316
Sumitomo Mitsui Trust Holdings	78,240		288,590
THK	13,500		214,808
Yamada Denki	92,100		371,913
			8,459,806
Netherlands--5.0%
Aegon	48,296		278,126
ING Groep	37,751		535,904
Koninklijke Philips	40,187		947,605
Randstad Holding	4,919		293,527
			2,055,162
Russia--.3%
Gazprom, ADR	29,535		119,214
Singapore--2.0%
United Overseas Bank	47,200		615,784
Wilmar International	107,600		195,030
			810,814
South Korea--2.5%
Hyundai Mobis	1,533		297,817
KB Financial Group	3,195		94,842
KB Financial Group, ADR	12,693		373,047
Samsung Electronics	269		258,696
			1,024,402
Spain--2.0%
Banco Popular Espanol	63,117		230,165
Banco Santander	53,751		286,209
Ebro Foods	15,758		309,841
			826,215
Sweden--1.8%
Ericsson, Cl. B	49,936		491,896
Getinge, Cl. B	11,073		247,272

			739,168
Switzerland--7.3%
ABB	31,688	a	561,181
Aryzta	7,563	a	320,964
Credit Suisse Group	33,486	a	805,596
LafargeHolcim	9,317	a	489,491
Roche Holding	3,270		864,438
			3,041,670
United Kingdom--21.0%
Anglo American	22,068		184,613
AstraZeneca	7,471		474,133
Aviva	52,234		358,066
Barclays	89,703		331,636
BHP Billiton	28,317		432,290
BP	150,750		764,101
esure Group	112,335		422,525
GlaxoSmithKline	46,488		891,159
Home Retail Group	186,574		384,489
HSBC Holdings	108,624		821,715
Royal Bank of Scotland Group	71,670	a	342,477
Royal Dutch Shell, Cl. A	41,512		978,921
Serco Group	156,873	a	242,299
Spire Healthcare Group	58,322	b	318,311
Standard Chartered	72,374		703,611
Tesco	237,563		660,119
Unilever	10,132		412,731
			8,723,196
United States--1.2%
iShares MSCI EAFE ETF	8,652		495,933
Total Common Stocks
(cost $56,468,487)			40,595,139

Preferred Stocks--.8%
Germany
Volkswagen
(cost $682,074)	2,867		313,530

	Number of
Rights--.0%	Rights		Value ($)
Spain
Banco Popular Espanol
(cost $1,133)	62,988	[a]	1,619

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $381,143)	381,143	[c]	381,143

Total Investments (cost $57,532,837)	99.6%		41,291,431
Cash and Receivables (Net)	.4%		164,982
Net Assets	100.0%		41,456,413

ADR - American Depository Receipts
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015,

these securities were valued at $1,005,388 or 2.4% of net assets.
c	Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized depreciation on investments was $16,241,406 of which $415,345 related to appreciated investment securities and $16,656,751 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	31.5
Consumer Discretionary	11.1
Industrial	10.7
Health Care	10.5
Consumer Staples	10.1
Energy	8.2
Materials	6.3
Information Technology	4.3
Telecommunication Services	2.7
Utilities	2.1
Exchange-Traded Funds	1.2
Money Market Investment	.9
99.6

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,295,176	38,804,030 ++	-	40,099,206
Equity Securities - Foreign Preferred Stocks+	-	313,530	-	313,530
Exchange-Traded Funds	495,933	-	-	495,933
Mutual Funds	381,143	-	-	381,143
Rights+	1,619	-	-	1,619
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	334	-	334

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Japanese Yen,
Expiring
10/2/2015 a	24,119,259	200,913	201,052	139

Singapore Dollar,
Expiring
10/1/2015 b	50,750	35,539	35,663	124

Swiss Franc,
Expiring
10/1/2015 c	96,924	99,411	99,450	39

Sales:		Proceeds ($)

British Pound,
Expiring
10/1/2015 d	7,192	10,912	10,880	32

				334

Counterparties:
a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Deutsche Bank
d	Norhtern Trust

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--32.7%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.29%, 10/14/15	5,000,000		5,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.30%, 12/21/15	5,000,000		5,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15	7,000,000		7,000,000
DZ Bank AG (Yankee)
0.33%, 10/14/15	5,000,000		5,000,000
HSBC Bank USA (Yankee)
0.38%, 10/1/15	5,000,000	a	5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.30%, 11/5/15	5,000,000	b	5,000,000
Norinchukin Bank/NY (Yankee)
0.28%, 10/26/15	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.33%, 11/20/15	5,000,000	b	5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.33%, 12/18/15	5,000,000	b	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $47,000,000)			47,000,000
Commercial Paper--21.6%
BNP Paribas
0.34%, 12/17/15	5,000,000		4,996,417
Coca Cola Company
0.21%, 10/23/15	5,000,000	b	4,999,358
Credit Agricole
0.06%, 10/1/15	6,000,000		6,000,000
General Electric Capital Corp.
0.25%, 12/1/15	5,000,000		4,997,882
ING (US) Funding LLC
0.31%, 12/17/15	5,000,000		4,996,685
Westpac Banking Corp.
0.32%, 12/3/15	5,000,000	b	4,997,200
Total Commercial Paper
(cost $30,987,542)			30,987,542
Asset-Backed Commercial Paper--7.0%
Antalis S. A.
0.23%, 11/3/15	5,000,000	b	4,998,946
Collateralized Commercial Paper Program Co., LLC
0.35%, 11/5/15	5,000,000		4,998,298
Total Asset-Backed Commercial Paper
(cost $9,997,244)			9,997,244
Corporate Notes--3.5%
Bank of Nova Scotia
0.25%, 10/7/15
(cost $5,001,498)	5,000,000	[b]	5,001,498

Time Deposits--8.3%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.10%, 10/1/15	6,000,000	6,000,000
Lloyds Bank (London)
0.06%, 10/1/15	6,000,000	6,000,000
Total Time Deposits
(cost $12,000,000)		12,000,000
U.S. Government Agency--7.0%
Federal Home Loan Bank
0.19%, 12/15/15
(cost $9,996,042)	10,000,000	9,996,042
Repurchase Agreements--20.9%
ABN AMRO Bank N. V.
0.12%, dated 9/30/15, due 10/1/15 in the amount of
$15,000,050 (fully collateralized by$ 217,793 U.S.
Treasury Bonds, 2.75%-7.88%, due 2/15/21-11/15/42,
value $215,348, $1,968,750 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/17-1/15/23,
value $2,002,211 and $12,793,286 U.S. Treasury Notes,
0.63%-3.75%, due 10/31/15-2/15/21, value $13,082,443)	15,000,000	15,000,000
Credit Agricole CIB
0.10%, dated 9/30/15, due 10/1/15 in the amount of
$15,000,042 (fully collateralized by $9,775 U.S.
Treasury Inflation Protected Securities, 0.63%, due
1/15/24, value $9,952 and $14,768,566 U.S. Treasury
Notes, 1.13%-3.63%, due 6/30/19-9/30/21, value
$15,290,049)	15,000,000	15,000,000
Total Repurchase Agreements
(cost $30,000,000)		30,000,000
Total Investments (cost $144,982,326)	101.0%	144,982,326
Liabilities, Less Cash and Receivables	(1.0%)	(1,378,374)
Net Assets	100.0%	143,603,952

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $34,997,002 or 24.4% of net assets.

At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	144,982,326
Level 3 - Significant Unobservable Inputs	-
Total	144,982,326

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon pric the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the r price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
September 30, 2015 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--1.0%
Winnebago Industries	85,250	a	1,632,537
Banks--19.1%
Ameris Bancorp	88,123		2,533,536
BofI Holding	18,490	a,b	2,382,067
Columbia Banking System	99,422		3,102,961
CVB Financial	51,753		864,275
EverBank Financial	294,784		5,689,331
Pinnacle Financial Partners	35,842		1,770,953
Simmons First National, Cl. A	21,916	a	1,050,434
South State	40,331		3,100,244
SVB Financial Group	54,031	b	6,242,742
Talmer Bancorp, Cl. A	225,200	a	3,749,580
WesBanco	29,285		921,013
			31,407,136
Capital Goods--6.5%
Altra Industrial Motion	30,285		700,189
Beacon Roofing Supply	17,102	b	555,644
Encore Wire	27,685		904,469
Generac Holdings	72,757	a,b	2,189,258
Simpson Manufacturing	93,334		3,125,756
Thermon Group Holdings	156,976	b	3,225,857
			10,701,173
Commercial & Professional Services--10.8%
Herman Miller	64,029		1,846,596
HNI	30,926		1,326,725
Huron Consulting Group	13,602	b	850,533
Interface	132,705		2,977,900
Knoll	28,699		630,804
Korn/Ferry International	74,391		2,460,110
Steelcase, Cl. A	238,909		4,398,315
TrueBlue	146,103	b	3,282,934
			17,773,917
Consumer Durables & Apparel--1.3%
WCI Communities	97,584	b	2,208,326
Consumer Services--.5%
Fogo De Chao	30,189	a	470,948
Potbelly	27,189	b	299,351
			770,299
Diversified Financials--4.1%
FNFV Group	57,696	b	676,197
Raymond James Financial	61,572		3,055,818
SLM	406,898	b	3,011,045
			6,743,060
Energy--.5%
Western Refining	18,766		827,956

Exchange-Traded Funds--.6%
iShares Russell 2000 ETF	9,046		987,823
Food & Staples Retailing--.1%
J. Alexander's Holdings	10,090		100,597
Health Care Equipment & Services--1.8%
HeartWare International	57,507	a,b	3,008,191
Insurance--1.7%
Primerica	62,771		2,829,089
Materials--4.5%
Chemtura	67,458	b	1,930,648
New Gold	215,010	b	488,073
OMNOVA Solutions	246,276	b	1,364,369
Royal Gold	11,560		543,089
Trinseo	60,092	a,b	1,517,323
Yamana Gold	862,073		1,465,524
			7,309,026
Media--4.9%
Entravision Communications, Cl. A	23,702		157,381
Media General	99,518	a,b	1,392,257
Nexstar Broadcasting Group, Cl. A	65,699		3,110,848
Sinclair Broadcast Group, Cl. A	131,327	a	3,325,200
			7,985,686
Pharmaceuticals, Biotech & Life Sciences--11.9%
Emergent BioSolutions	151,846	b	4,326,093
Flamel Technologies, ADR	136,370	b	2,224,195
GW Pharmaceuticals, ADR	39,950	b	3,650,231
Revance Therapeutics	138,431	a,b	4,119,707
Sangamo BioSciences	106,263	b	599,323
TherapeuticsMD	798,513	a,b	4,679,286
			19,598,835
Real Estate--2.4%
Realogy Holdings	103,203	b	3,883,529
Retailing--1.9%
Office Depot	477,152	b	3,063,316
Semiconductors & Semiconductor Equipment--5.9%
Applied Micro Circuits	322,392	a,b	1,711,902
Mellanox Technologies	51,561	b	1,948,490
Microsemi	82,245	b	2,699,281
Veeco Instruments	162,296	b	3,328,691
			9,688,364
Software & Services--6.2%
CoreLogic	115,336	b	4,293,959
Gogo	93,271	a,b	1,425,181
Infoblox	226,852	b	3,625,095
Tableau Software, Cl. A	10,271	b	819,420
			10,163,655
Technology Hardware & Equipment--11.7%
Arrow Electronics	51,627	b	2,853,941
Ciena	151,912	b	3,147,617
FEI	23,355		1,705,849
Jabil Circuit	23,042		515,450
Keysight Technologies	30,622		944,382

Lumentum Holdings	62,806		1,064,562
Methode Electronics	9,606		306,431
ScanSource	60,971	b	2,162,032
Sierra Wireless	47,307	b	1,001,016
Tech Data	11,135	b	762,748
Universal Display	90,762	b	3,076,832
Viavi Solutions	314,035	b	1,686,368
			19,227,228
Transportation--1.8%
ArcBest	18,198		468,962
Diana Shipping	246,870	b	1,599,718
Scorpio Bulkers	590,211	b	861,708
			2,930,388
Total Common Stocks
(cost $154,385,521)			162,840,131

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $527,581)	527,581	[c]	527,581
Investment of Cash Collateral for
Securities Loaned--9.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,317,179)	15,317,179	[c]	15,317,179
Total Investments (cost $170,230,281)	108.9%		178,684,891
Liabilities, Less Cash and Receivables	(8.9%)		(14,640,915)
Net Assets	100.0%		164,043,976

ADR --American Depository Receipts
ETF --Exchange-Traded Fund

a Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $20,591,594 and the value of the collateral held by the fund was $20,718,549, consisting of cash collateral of $15,317,179 and U.S.
Government and Agency securities valued at $5,401,370.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $8,454,610 of which $22,860,924 related to appreciated investment securities and $14,406,314 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	19.2
Pharmaceuticals, Biotech & Life Sciences	11.9
Technology Hardware & Equipment	11.7
Commercial & Professional Services	10.8
Money Market Investments	9.6
Capital Goods	6.5
Software & Services	6.2

Semiconductors & Semiconductor Equipment	5.9
Media	4.9
Materials	4.5
Diversified Financials	4.1
Real Estate	2.4
Retailing	1.9
Health Care Equipment & Services	1.8
Transportation	1.8
Insurance	1.7
Consumer Durables & Apparel	1.3
Automobiles & Components	1.0
Exchange-Traded Funds	.6
Consumer Services	.5
Energy	.5
Food & Staples Retailing	.1
108.9

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	151,423,551	-	-	151,423,551
Equity Securities - Foreign Common Stocks†	10,428,757	-	-	10,428,757
Exchange-Traded Funds	987,823	-	-	987,823
Mutual Funds	15,844,760	-	-	15,844,760

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--120.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.8%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		306,869
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		156,145
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		277,251
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		248,211
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		499,353
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,750
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		211,394
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		288,150
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		517,985
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		443,216
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	20,842		20,911
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	168,247		169,544
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		238,801
					3,538,580
Asset-Backed Ctfs./Home Equity Loans--.2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.67	9/25/35	125,000	a	122,998
Casinos--.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	215,000	b	201,025
Commercial Mortgage Pass-Through Ctfs.--7.2%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	420,000	a,b	438,370
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	a	211,383
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	170,000		172,979
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. C	3.54	3/10/31	175,000	b	176,306
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	150,000	b	155,800
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		74,692
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	a	335,331
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		53,572
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	130,000	a,b	140,601

Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	315,000	b	335,373
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	175,000	b	175,237
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	190,000	b	178,858
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	b	227,056
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	95,000	a,b	96,827
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	215,000	a,b	212,732
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	b	346,864
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	b	99,170
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. B	3.19	3/5/37	220,000	b	218,408
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	a	164,097
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		369,130
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		141,825
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		54,130
					4,378,741
Consumer Discretionary--2.8%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		92,387
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000		85,531
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		93,739
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	b	224,664
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	250,117		282,984
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	233,321	b	300,936
Sky,
Gtd. Notes	3.75	9/16/24	345,000	b	340,702
Time Warner,
Gtd. Debs.	5.35	12/15/43	210,000		221,760
United Rentals North America,
Gtd. Notes	5.50	7/15/25	70,000		65,712
					1,708,415
Consumer Staples--1.9%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000		57,060
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		114,550
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	66,000		60,313
HJ Heinz,
Gtd. Notes	3.95	7/15/25	155,000	b	158,907
Reynolds American,

Gtd. Bonds	3.75	5/20/23	215,000	b	216,319
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		333,105
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	b	245,046
					1,185,300
Energy--4.9%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		178,138
Continental Resources,
Gtd. Notes	3.80	6/1/24	130,000	c	105,628
Continental Resources,
Gtd. Notes	4.90	6/1/44	95,000		68,136
Continental Resources,
Gtd. Notes	5.00	9/15/22	165,000		144,581
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000		200,554
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		213,305
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	395,000	c	292,304
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	420,000		294,000
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		247,628
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		191,940
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	355,000		343,723
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		81,169
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		72,479
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	135,000		127,465
Unit,
Gtd. Notes	6.63	5/15/21	85,000		70,125
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		112,935
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	180,000		168,990
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		58,619
					2,971,719
Financial--16.4%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	b	233,608
American Express Credit,
Unscd. Notes	2.60	9/14/20	135,000		135,708
Bank of America,
Sr. Unscd. Notes	1.33	1/15/19	400,000	a	403,392
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	365,000		376,372
Bank of America,
Sub. Notes	4.25	10/22/26	380,000		376,494
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		45,162
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		337,839

Barclays,
Sub. Notes	4.38	9/11/24	355,000		344,564
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		87,338
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		185,269
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		234,644
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		277,895
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		360,015
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	170,000	b	177,140
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		629,231
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	b	61,027
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	b	131,105
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.17	3/12/19	315,000	a	306,235
General Electric Capital,
Gtd. Notes	0.80	1/14/19	360,000	a	360,167
Goldman Sachs Group,
Sr. Unscd. Notes	1.42	11/15/18	385,000	a	387,605
Goldman Sachs Group,
Sr. Unscd. Notes	1.93	11/29/23	375,000	a	377,926
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		105,607
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		288,073
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		352,167
JPMorgan Chase & Co.,
Sr. Notes	4.25	10/1/27	360,000		359,362
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		161,777
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	b	125,646
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	370,000		372,191
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		66,639
Morgan Stanley,
Sr. Unscd. Bonds	4.00	7/23/25	55,000		56,278
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		113,097
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	b	380,089
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	a	255,000
Quicken Loans,
Gdt. Notes	5.75	5/1/25	325,000	b	306,312
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		128,042
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	a	485,853
Synchrony Financial,

Sr. Unscd. Notes	3.75	8/15/21	160,000		161,842
UBS Group Funding,
Gtd. Notes	4.13	9/24/25	200,000	b	199,442
Wells Fargo Bank & Co.,
Sub. Notes	4.30	7/22/27	230,000		234,727
					9,980,880
Foreign/Governmental--2.4%
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	355,000	c	288,438
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	310,000	b	315,453
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	200,000		183,000
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	100,000		99,271
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	205,000		216,060
Portuguese Government,
Unscd. Notes	5.13	10/15/24	180,000	b	191,632
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	145,000		146,813
					1,440,667
Health Care--2.9%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	95,000		92,582
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	300,000		301,473
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	65,000		66,297
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	45,000		45,215
Celgene,
Sr. Unscsd. Notes	3.55	8/15/22	155,000		157,578
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	25,000		25,500
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	25,000		25,593
Endo Finance,
Gtd. Notes	6.00	7/15/23	235,000	b	232,650
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	110,000	b	110,275
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	155,000	c	155,919
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	200,000		201,403
Medtronic,
Sr. Unscd. Notes	4.63	3/15/45	195,000		201,554
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	160,000		156,988
					1,773,027
Industrial--.7%
AECOM,
Gtd. Notes	5.75	10/15/22	175,000	b	176,423
AECOM
Gtd. Notes	5.88	10/15/24	165,000	b	166,650
Waste Management,
Gtd. Notes	6.10	3/15/18	105,000		115,918
					458,991
Materials--2.3%

Agrium,
Sr. Unscd. Notes	3.38	3/15/25	115,000		109,092
Agrium,
Sr. Unscd. Bonds	4.13	3/15/35	70,000		62,009
Dow Chemical,
Sr. Unscd. Bonds	3.50	10/1/24	195,000		186,565
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	310,000		275,047
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	b	127,050
LYB International Finance,
Gtd. Notes	4.00	7/15/23	120,000		120,758
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000		238,693
Rio Tinto Finance USA,
Gtd. Notes	3.75	6/15/25	175,000		171,038
Vale Overseas,
Gtd. Notes	4.38	1/11/22	75,000	c	66,333
Vale Overseas,
Gtd. Notes	6.88	11/21/36	95,000	c	75,060
					1,431,645
Municipal Bonds--1.9%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		471,413
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	65,000		59,653
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	110,000		103,158
New Jersey Economic Development
Authority School Facilities
Construction Revenue	4.45	6/15/20	305,000		308,553
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		240,668
					1,183,445
Telecommunications--2.6%
AT&T,
Sr. Unscd. Notes	1.24	11/27/18	310,000	a	310,292
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	b	183,500
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	290,000		259,704
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		191,202
T-Mobile USA,
Gtd. Bonds	6.13	1/15/22	90,000		87,075
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		177,041
West,
Gtd. Notes	5.38	7/15/22	175,000	b	162,312
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	200,000	b	198,000
					1,569,126
U.S. Government Agencies--1.2%
Federal National Mortgage
Association	3.00	11/12/45	425,000	d	429,848
Federal National Mortgage
Association	2.96	10/1/25	310,000	d	313,197
					743,045

U.S. Government Agencies/Mortgage-Backed--26.7%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	d,e	2,272,882
5.50%, 5/1/40			15,914	d	17,656
Federal National Mortgage Association:
3.00%			2,025,000	d,e	2,108,259
3.50%			2,665,000	d,e	2,779,797
4.00%			785,000	d,e	835,872
4.50%			300,000	d,e	324,970
3.50%, 9/1/44 - 6/1/45			1,968,012	d	2,063,980
5.00%, 3/1/21 - 10/1/33			1,051,669	d	1,158,843
5.50%, 2/1/34 - 7/1/40			249,491	d	281,008
6.00%, 2/1/39			27,915	d	31,486
7.00%, 6/1/29 - 9/1/29			19,972	d	21,276
Government National Mortgage Association I:
5.50%, 4/15/33			406,803		463,997
Government National Mortgage Association II:
3.00%			2,185,000	e	2,229,852
4.50%			1,555,000	e	1,670,654
7.00%, 9/20/28 - 7/20/29			5,149		6,089
					16,266,621
U.S. Government Securities--36.1%
U.S. Treasury Bonds:
2.50%, 2/15/45			1,630,000		1,500,969
3.00%, 5/15/45			1,480,000		1,514,958
U.S. Treasury Floating Rate Notes:
0.07%, 10/31/16			590,000	a	589,857
0.09%, 7/31/16			10,635,000	a,c	10,636,351
0.09%, 4/30/17			225,000	a,c	224,861
0.09%, 7/31/17			3,000,000	a	2,997,189
U.S. Treasury Notes:
0.63%, 6/30/17			1,745,000	c	1,746,239
0.63%, 7/31/17			1,915,000	c	1,915,948
1.63%, 7/31/20			860,000		870,621
					21,996,993
Utilities--4.2%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		90,800
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	330,000	c	309,787
Columbia Pipeline Group,
Gtd. Notes	4.50	6/1/25	195,000	b	189,654
Consolidated Edison Company of New
York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	400,000		419,309
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	115,000		116,528
Dynegy,
Gtd. Notes	6.75	11/1/19	35,000		35,263
Dynegy,
Gtd. Notes	7.38	11/1/22	310,000		314,263
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	b	182,148
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		197,116
Kentucky Untilities,
First Mortgage Bonds	4.38	10/1/45	80,000		82,680
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	90,000	c	93,292

Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		200,859
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		305,408
					2,537,107
Total Bonds and Notes
(cost $73,340,757)					73,488,325
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 10/29/15			65,000	f	65,001
0.00%, 2/11/16			10,000	f	9,999
Total Short-Term Investments
(cost $74,998)					75,000

Other Investment--.2%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $109,016)			109,016	[g]	109,016
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $751,770)			751,770	[g]	751,770
Total Investments (cost $74,276,541)			122.0%		74,424,111
Liabilities, Less Cash and Receivables			(22.0%)		(13,428,902)
Net Assets			100.0%		60,995,209

GO--General Obligation
REIT--Real Estate Investment Trust

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $8,339,317 or 13.7% of net assets.
c Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was
$13,395,764 and the value of the collateral held by the fund was $14,218,739, consisting of cash collateral of
$751,770 and U.S. Government & Agency securities valued at $13,466,969.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $133,827 of which $1,052,329 related to appreciated investment securities and $918,502 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage-Backed	64.0
Corporate Bonds	39.0
Commercial Mortgage-Backed	7.2
Asset-Backed	6.0
Foreign/Governmental	2.4
Municipal Bonds	1.9
Short-Term/Money Market Investments	1.5
122.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2015 ($)
Financial Futures Long

Australian 3 Year Bond	30	2,364,178	December 2015	1,642
U.S. Treasury 5 Year Notes	39	4,700,110	December 2015	32,508

Financial Futures Short

U.S. Treasury 10 Year Notes	48	(6,179,250)	December 2015	(58,394)

Gross Unrealized Appreciation				34,150
Gross Unrealized Depreciation				(58,394)

STATEMENT OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
December 2015 @ BRL 4.20	90,000	(2,600)
Brazilian Real,
December 2015 @ BRL 4.80	185,000	(1,944)
Colombian Peso,
December 2015 @ COP 3,500	90,000	(622)
Hungarian Forint,
October 2015 @ HUF 302	90,000	(7)
Hungarian Forint,
December 2015 @ HUF 295	90,000	(832)
Malaysian Ringgit,
October 2015 @ MYR 3.95	95,000	(9,490)
New Zealand Dollar,
October 2015 @ NZD 1.15	130,000	(2)
Norwegian Krone,
December 2015 @ NOK 9.30	170,000	(6,228)
South African Rand,
October 2015 @ ZAR 13.50	90,000	(2,909)
South African Rand,
December 2015 @ ZAR 15	100,000	(1,507)
South African Rand,
January 2016 @ ZAR 15	90,000	(1,899)
South Korean Won,
November 2015 @ KRW 1230	95,000	(622)
Swedish Krona,
October 2015 @ SEK 1.10	2,530,000	-
Swiss Franc,
October 2015 @ CHF 1.07	105,000	(2,248)
Turkish Lira,
October 2015 @ TRY 3.03	95,000	(1,670)
Turkish Lira,
November 2015 @ TRY 3.25	90,000	(503)

Put Options:
Brazilian Real,
October 2015 @ BRL 3.04	95,000	-
Brazilian Real,
October 2015 @ BRL 3.47	350,000	-

Brazilian Real,
December 2015 @ BRL 3.50	90,000	(253)
Colombian Peso,
December 2015 @ COP 2,900	90,000	(824)
New Zealand Dollar,
October 2015 @ NZD 1.07	130,000	(45)
Polish Zloty,
October 2015 @ PLN 3.60	185,000	(6)
South African Rand,
December 2015 @ ZAR 12.50	100,000	(166)
Swedish Krona ,
October 2015 @ SEK 1.02	2,530,000	(11,414)

(premiums received $32,048)		(45,791)

BRL-Brazilian Real
CHF-Swiss Franc
COP-Colombian Peso
HUF-Hungarian Forint
KRW-South Korean Won
MYR-Malaysian Ringgit
NZD-New Zealand Dollar
NOK-Norwegian Krone
PLN- Polish Zloty
SEK-Swedish Krona
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
10/30/2015 a	125,000	87,296	87,590	294

Chilean Peso,
Expiring
11/25/2015 b	59,660,000	84,486	85,257	771

Indian Rupee,
Expiring
11/24/2015 c	11,840,000	177,485	178,516	1,031

Indonesian Rupiah,
Expiring
11/25/2015 d	1,251,645,000	82,781	83,188	407

Mexican New Peso,
Expiring
11/25/2015 e	4,345,000	254,156	255,847	1,691

Norwegian Krone,
Expiring
10/30/2015 a	2,995,000	355,428	351,629	(3,799)

Polish Zloty,
Expiring:
11/25/2015 a	490,000	130,215	128,726	(1,489)
11/25/2015 d	260,000	69,100	68,304	(796)

Sales:		Proceeds ($)
Australian Dollar,
Expiring
10/1/2015 a	5,326	3,723	3,738	(15)

Brazilian Real,
Expiring
12/2/2015 c	550,000	133,201	135,620	(2,419)

Canadian Dollar,
Expiring
10/30/2015 f	120,000	89,938	89,907	31

Colombian Peso,

Expiring
11/25/2015 g	501,830,000	160,127	161,424	(1,297)

Euro,
Expiring:
10/30/2015 a	80,000	89,921	89,433	488
10/30/2015 f	126,000	141,687	140,858	829
10/30/2015 g	101,000	113,495	112,910	585
10/30/2015 h	47,000	52,828	52,542	286

Hungarian Forint,
Expiring:
11/25/2015 b	55,070,000	196,777	196,217	560
11/25/2015 i	27,560,000	98,449	98,198	251

Malaysian Ringgit,
Expiring
11/25/2015 g	370,000	85,579	83,863	1,716

Mexican New Peso,
Expiring
10/1/2015 a	172,698	10,099	10,216	(117)

New Zealand Dollar,
Expiring
10/30/2015 d	280,000	177,125	178,598	(1,473)

Peruvian New Sol,
Expiring
10/19/2015 g	2,470,000	764,611	759,294	5,317

Singapore Dollar,
Expiring
10/30/2015 c	270,000	189,286	189,530	(244)

South African Rand,
Expiring
11/25/2015 c	4,780,000	341,083	341,535	(452)

South Korean Won,
Expiring
11/25/2015 d	109,455,000	91,994	92,168	(174)

Swiss Franc,
Expiring
10/30/2015 a	300,000	308,808	308,138	670

Turkish Lira,
Expiring:
11/25/2015 a	80,000	25,739	25,981	(242)

11/25/2015 i	180,000	57,906	58,458	(552)

Taiwan New Dollar,
Expiring
11/25/2015 c	3,050,000	91,564	92,652	(1,088)

Gross Unrealized Appreciation				14,927
Gross Unrealized Depreciation				(14,157)

Counterparties:
a	Goldman Sachs International
b	Morgan Stanley Capital Services
c	Citigroup
d	Bank of America
e	HSBC
f	UBS
g	JP Morgan Chase Bank
h	Credit Suisse International
i	Deutsche Bank

				Implied			Upfront
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	Appreciation ($)
10,690,000	USD - 1 Year US CPI Urban Consumers NSA	Deutsche	(0.34)	N/A	10/1/2016	9,820		9,820

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,661,578	-	3,661,578
Commercial Mortgage-Backed	-	4,378,741	-	4,378,741
Corporate Bonds+	-	23,817,235	-	23,817,235
Foreign Government	-	1,440,667	-	1,440,667
Municipal Bonds+	-	1,183,445	-	1,183,445
Mutual Funds	860,786	-	-	860,786
U.S. Government Agencies/Mortgage-Backed	-	17,009,666	-	17,009,666
U.S. Treasury	-	22,071,993	-	22,071,993
Other Financial Instruments:
Financial Futures++	34,150	-	-	34,150
Forward Foreign Currency Exchange Contracts++	-	14,927	-	14,927
Swaps++	-	9,820	-	9,820
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(58,394)	-	-	(58,394)
Forward Foreign Currency Exchange Contracts++	-	(14,157)	-	(14,157)
Options Written	-	(45,791)	-	(45,791)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end September 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiat the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain m or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the inter payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized g (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made a received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recor a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate sw which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciati depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, whic consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agr is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterp including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments

(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)